Digital Currencies - Schedule of continuity of digital currencies (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($) Coins	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) Coins	Sep. 30, 2023 USD ($) Coins	Mar. 31, 2024 USD ($) Coins
Disclosure Of Holdings Of Digital Currencies [Line Items]
Opening balance, digital currency			$ 161,645
Digital currency sold	$ (14,300)	$ (30,500)	(31,000)	$ (64,500)
Revaluation adjustment	0	$ (422)	0	(422)
Ending balance, digital currency	165,177		165,177		$ 161,645
Bitcoin [Member]
Disclosure Of Holdings Of Digital Currencies [Line Items]
Opening balance, digital currency			161,258	$ 65,772	65,772
Digital currency mined			50,370		111,002
Digital currency sold			(31,014)		(92,600)
Revaluation adjustment			(15,754)		77,084
Ending balance, digital currency	$ 164,860		$ 164,860		$ 161,258
Digital currency, beginning balance | Coins			2,287	2,332	2,332
Digital currency mined | Coins			789		3,123
Digital currency sold | Coins			(472)		(3,168)
Revaluation adjustment | Coins			0		0
Digital currency, ending balance | Coins	2,604		2,604		2,287
Ethereum Classic [Member]
Disclosure Of Holdings Of Digital Currencies [Line Items]
Opening balance, digital currency			$ 196	$ 117	$ 117
Digital currency mined					1
Revaluation adjustment			(83)		78
Ending balance, digital currency	$ 113		$ 113		$ 196
Digital currency, beginning balance | Coins			5,746	5,718	5,718
Digital currency mined | Coins					28
Revaluation adjustment | Coins			0		0
Digital currency, ending balance | Coins	5,746		5,746		5,746